Income taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Components of Domestic and Foreign Income (Loss) and Provision for Current and Deferred Income Taxes

Domestic and foreign components of income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	182,170	98,152	(88,855)
Foreign subsidiaries	59,914	(72,411)	128,584

	242,084	25,741	39,729

Income taxes — Current:
Sony Corporation and all subsidiaries in Japan	34,288	41,339	40,321
Foreign subsidiaries	41,446	59,904	40,430

	75,734	101,243	80,751

Income taxes — Deferred:
Sony Corporation and all subsidiaries in Japan	75,149	(6,330)	(3,306)
Foreign subsidiaries	(10,485)	(331)	11,288

	64,664	(6,661)	7,982

Total income tax expense	140,398	94,582	88,733

Reconciliation of Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2013	2014	2015
Statutory tax rate	38.3%	38.3%	36.0%
Non-deductible expenses	1.3	8.9	16.1
Income tax credits	(1.4)	(2.1)	(1.4)
Change in statutory tax rate	(2.0)	3.6	(66.7)
Change in valuation allowances	23.2	365.7	221.1
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(0.7)	0.2	17.4
Lower tax rate applied to life and non-life insurance business in Japan	(3.2)	(31.0)	(24.6)
Foreign income tax differential	3.3	25.7	(79.7)
Adjustments to tax reserves	(3.2)	58.3	(23.1)
Effect of equity in net income (loss) of affiliated companies	0.1	9.0	0.1
Tax benefit related to intraperiod tax allocation	—	(111.9)	(27.2)
Impairment of goodwill related to mobile communications business	—	—	159.5
Other	2.3	2.7	(4.2)

Effective income tax rate	58.0%	367.4%	223.3%

Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2014	2015
Deferred tax assets:
Operating loss carryforwards for tax purposes	601,065	550,824
Accrued pension and severance costs	87,657	89,797
Film costs	133,050	177,741
Warranty reserves and accrued expenses	88,409	103,695
Future insurance policy benefits	25,187	25,304
Inventory	32,762	35,478
Depreciation	52,994	57,140
Tax credit carryforwards	74,544	105,645
Reserve for doubtful accounts	6,590	9,455
Impairment of investments	34,663	22,444
Deferred revenue in the Pictures segment	26,826	24,438
Other	164,082	165,552

Gross deferred tax assets	1,327,829	1,367,513
Less: Valuation allowance	(1,027,530)	(1,077,622)

Total deferred tax assets	300,299	289,891

Deferred tax liabilities:
Insurance acquisition costs	(154,474)	(150,677)
Future insurance policy benefits	(98,118)	(112,996)
Unbilled accounts receivable in the Pictures segment	(67,118)	(83,472)
Unrealized gains on securities	(75,467)	(94,065)
Intangible assets acquired through stock exchange offerings	(27,253)	(24,927)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(27,640)	(35,076)
Investment in M3	(38,049)	(37,342)
Other	(78,922)	(66,556)

Gross deferred tax liabilities	(567,041)	(605,111)

Net deferred tax liabilities	(266,742)	(315,220)

Net Deferred Tax Assets

Net deferred tax assets (net of valuation allowance) and liabilities are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2014	2015
Current assets — Deferred income taxes	53,068	47,788
Other assets — Deferred income taxes	105,442	89,637
Current liabilities — Other	(14,356)	(6,769)
Long-term liabilities — Deferred income taxes	(410,896)	(445,876)

Net deferred tax liabilities	(266,742)	(315,220)

Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending gross amounts of unrecognized tax benefits is as follows:

	Yen in millions
	March 31
	2013	2014	2015
Balance at beginning of the fiscal year	288,311	191,886	214,795
Reductions for tax positions of prior years	(11,533)	(19,696)	(2,898)
Additions for tax positions of prior years	8,980	9,325	9,532
Additions based on tax positions related to the current year	27,849	21,877	3,740
Settlements	(140,813)	(6,687)	(75,272)
Lapse in statute of limitations	(7,495)	(4,643)	(4,320)
Foreign currency translation adjustments	26,587	22,733	11,768

Balance at end of the fiscal year	191,886	214,795	157,345

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	72,947	93,098	93,538